Empower SecureFoundation Balanced ETF Fund Annual Fund Operating Expenses - Empower SecureFoundation Balanced ETF Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.16%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.42%
Other Expenses (as a percentage of Assets):	1.42%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	1.62%	[1]
Fee Waiver or Reimbursement	(1.35%)	[2]
Net Expenses (as a percentage of Assets)	0.27%

[1]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The investment adviser has contractually agreed to reduce its management fee or pay the Fund an amount equal to the amount by which any ordinary operating expenses, excluding advisory fees payable to the investment adviser, distribution and service fees pursuant to a Rule 12b-1 or successor plan, interest, taxes, brokerage and transaction costs, other investment-related costs, leverage expenses, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of such Fund’s business, indirect expenses (including, without limitation, acquired fund fees and expenses), and expenses of any counsel or other persons or services retained by Empower Funds’ Independent Directors (“Other Expenses”) incurred by the Fund that exceeds an annual rate of 0.07% of the Fund’s average daily net assets for Class A shares (“Expense Limit”). The agreement’s current term ends on April 30, 2027, and automatically renews for one-year terms unless it is terminated upon termination of the investment advisory agreement or by Empower Funds or the investment adviser upon written notice within 90 days of the end of the current term. Under the agreement, the investment adviser may recoup, subject to the approval of the Board of Directors of Empower Funds, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses, plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.